Financial Instruments And Risks - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	¥ 1,063
Gearing ratio	48.09%	68.53%	55.90%
Bottom of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets	0.66	0.66	0.66
Top of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets	16.01	16.01	16.01